Shareholders' Equity - Movements of Exchange Differences on Translating the Foreign Operations Reserve (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
At beginning of period	¥ 12,495,799	¥ 11,887,283	¥ 11,042,099
Gains (losses) arising during the period, before tax	22,517	(75,409)	(24,063)
Share of other comprehensive income (loss) of associates and joint ventures	(4,410)	7,827	(21,140)
At end of period	11,773,446	12,495,799	11,887,283
Exchange differences on translating foreign operations [member]
At beginning of period	125,987	181,374	216,336
Gains (losses) arising during the period, before tax	22,517	(75,409)	(24,063)
Income tax (expense) benefit for changes arising during the period	343	3,152	2,544
Reclassification adjustments for (gains) losses included in net profit, before tax	(37,247)	49	(4)
Income tax (expense) benefit for reclassification adjustments	131	(15)	1
Amount attributable to non-controlling interests	4,430	9,014	6,102
Share of other comprehensive income (loss) of associates and joint ventures	(2,827)	7,822	(19,542)
At end of period	¥ 113,334	¥ 125,987	¥ 181,374